UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-08501

The Boyle Fund

(Exact name of registrant as specified in charter)

1401 Woodsong Drive, Hendersonville, NC 28791

(Address of principal executive offices)(Zip code)

Michael J. Boyle

Boyle Management and Research, Inc.

1401 Woodsong Drive, Hendersonville, NC 28791

(Name and address of agent for service)

Registrant's telephone number, including area code: (415) 693-0800

Date of fiscal year end: June 30

Date of reporting period: June 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Boyle Marathon Fund

ANNUAL REPORT

June 30, 2006

BOYLE MARATHON FUND

MANAGERS COMMENTARY

JUNE 30, 2006

August 4, 2006

Dear Fellow Shareholders:

For the 12-month period ending June 30, 2006, the Boyle Marathon Fund was -.8% compared to the Standard & Poor’s 500 Index, which was +6.62% (+8.53% with dividends). For the 24-month period ending June 30, 2006, the Fund was ahead by +14.92%, compared to the S&P 500 Index, which was ahead by 11.34% (+15.50%, with dividends).

The factors and market conditions that materially affected the Fund's performance during the most recently completed fiscal year were the Federal Reserve’s fight against inflation by slowing the economy and the impact of the Fed on the Fund’s investments. The markets reacted negatively to the Federal Reserve’s continuation of raising interest rates, especially in May and June, fearing a slower economy. As a result, growth stocks and consumer-focused stocks fell sharply, fearing that the Fed may go too high on interest rates and slow growth too much. Therefore, economically sensitive stocks, transports, materials, housing, retailers, and financials took the brunt of the sharp downturn.

When the Federal Reserve stops raising rates, it has been a good time for investors to buy stocks. We believe that time is near. Thus, this is the time to begin adding to your position in the Fund. We believe that certain companies may benefit from solid economic growth outside the U.S. However, stock prices may be hurt by continued high oil prices, and the ever-present terrorism concerns. Nevertheless, when 2006 is over, we expect the markets to be higher than they are now.

We see opportunities over the next 3 to 5 years in health care services, online brokers, consumer products, retailers, defense contractors, raw materials, energy, semiconductors, internet, and transports. We are finding good companies in these areas that are increasing shareholder value by paying dividends or buying back shares.

We thank our shareholders for their continued confidence and trust. Please feel free to call us toll free, 1-888-88-Boyle or visit our website, www.boylefund.com, for daily market and performance updates.

                                                                          Michael J. and Joanne E. Boyle

BOYLE MARATHON FUND

PERFORMANCE ILLUSTRATION

JUNE 30, 2006

Past performance does not guarantee future results. Investment return and principal values will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. The Fund's portfolio differs significantly from the securities in the S&P 500 Index. The S&P 500 Index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

BOYLE MARATHON FUND

PERFORMANCE ILLUSTRATION (CONTINUED)

JUNE 30, 2006

Performance of $10,000 from
Feb. 20, 1998 to June 30, 2006
S&P 500 Index
Boyle Marathon Fund
30000
25000
20000
15000
10000
5000
0
Mar-98
Jun-98
Sep-98
Dec-98
Mar-99
Jun-99
Sep-99
Dec-99
Mar-00
Jun-00
Sep-00
Dec-00
Mar-01
Jun-01
Sep-01
Dec-01
Mar-02
Jun-02
Sep-02
Dec-02
Mar-03
Jun-03
Sep-03
Dec-03
Mar-04
Jun-04
Sep-04
Dec-04
Mar-05
Jun-05
Sep-05
Dec-05
Mar-06
Jun-06

	1 Year Return	5 Year Return Ave. Annual Return	Since Inception Ave. Annual Return	Value of $10,000
	Ended 6/30/06	Ended 6/30/06	Ended 6/30/06	Investment
Boyle Marathon Fund	-0.80%	- 4.33%	- 3.24%	$7,592
S&P 500 Index	+ 6.62%	+0.67%	+2.49%	$12,282
S&P 500 (with dividends)	+8.53%

The Boyle Marathon Fund is a no-load growth fund that seeks to consistently beat the S&P 500 Index without taxing shareholders. The Fund is currently invested in small, mid size and large capitalization stocks.

BOYLE MARATHON FUND

PORTFOLIO ANALYSIS

JUNE 30, 2006

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent a percentage of the portfolio of investments.

BOYLE MARATHON FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2006

Shares/Principal Amount		Market Value	% Net Assets
COMMON STOCK
Energy
600	ConocoPhillips Corp.	39,318
700	Chesapeake Energy Corp.	21,175
200	Diamond Offshore Drilling, Inc.	16,786
500	Frontline Ltd.	18,925
500	General Maritime Corp.	18,480
600	Global Santa Fe	34,650
400	Joy Global, Inc.	20,836
500	Nordic American Tanker Shipping, Ltd.	18,225
1,000	Peabody Energy Corp.	55,750
		244,145	15.64%
Financial Services
1,100	AllianceBernstein Holding L.P.	67,254
400	American Express Co.	21,288
400	American International Group, Inc.	23,620
380	Ameriprise Financial, Inc.	16,974
3,300	E*Trade Financial Corp. *	75,306
35	Ship Finance International, Ltd.	606
1,000	TradeStation Group, Inc. *	12,670
2,000	TD Ameritrade Holding Corp.	29,620
		247,338	15.85%

Government Contractors
700	CACI International, Inc. *	40,831	2.62%

* Non-Income Producing Securities during the period.

   The accompanying notes are an integral part of these financial statements.

BOYLE MARATHON FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2006

Shares/Principal Amount		Market Value	% Net Assets
COMMON STOCK
Health Care
1,100	Aetna, Inc.	43,923
300	Amgen, Inc. *	19,569
500	Arthrocare Corp. *	21,005
200	Celgene Corporation *	9,486
500	CIGNA Corp.	49,255
500	Dentsply International, Inc.	30,300
500	Genentech, Inc. *	40,900
300	St. Jude Medical, Inc. *	9,726
		224,164	14.36%
Materials
400	Florida Rock Industries, Inc.	19,868
500	Freeport McMoran Copper & Gold, Inc. Class B	27,705
500	Plum Creek Timber Co., Inc.	17,750
500	Schnitzer Steel Industries, Inc.	17,740
		83,063	5.32%
Other
200	Caterpillar, Inc.	14,896
700	EMCOR Group, Inc. *	34,069
		48,965	3.14%
Utilities
500	Duke Energy Corp.	14,685
600	Exelon Corp.	34,098
		48,783	3.13%

* Non-Income Producing Securities during the period.

   The accompanying notes are an integral part of these financial statements.

Shares/Principal Amount		Market Value	% Net Assets
COMMON STOCK
Retail
1,200	Chico's FAS Corp. *	32,376
500	DSW, Inc. *	18,210
2,000	Ingles Markets, Inc.	34,000
400	K-Swiss, Inc. Class A	10,680
400	McDonalds Corp.	13,440
200	Panera Bread Co. *	13,448
1,000	Peets Coffee & Tea, Inc. *	30,190
600	Procter & Gamble Co.	33,360
800	Starbucks Corp. *	30,208
300	Target Corp.	14,661
500	Whole Foods Market	32,320
		262,893	16.84%
Transports
100	FedEx Corporation	11,686
200	Freightcar America, Inc.	11,102
300	Norfolk Southern Corp.	15,966
		38,754	2.48%
Technology
750	Broadcom Corp. *	22,748
30	Google, Inc. *	12,580
900	Infosys Technologies, Ltd. +	68,769
600	Motorola, Inc.	12,090
600	QUALCOMM, Inc.	24,042
800	Yahoo!, Inc. *	26,400
		166,629	10.68%

* Non-Income Producing Securities during the period.

+ ADR-American Depository Receipt

   The accompanying notes are an integral part of these financial statements.

BOYLE MARATHON FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2006

Shares/Principal Amount		Market Value	% Net Assets
COMMON STOCK
Total Common Stock (Cost $1,224,220)		$ 1,405,565	90.06%

Real Estate Investment Trusts
500	BioMed Realty Trust, Inc.	14,970
1,000	Equity Office Properties Trust	36,510
500	Equity Residential	22,365
200	Federal Realty Investment Trust	14,000
400	Public Storage, Inc.	30,360
400	Simon Property Group, Inc.	33,176
Total Real Estate Investment Trusts (Cost $133,949)		151,381	9.70%

Cash Equivalents
14,041	First American Prime Obligation Fund-Class Y	14,041	0.90%
	Interest Rate 4.76% (Cost $14,041) **

Total Investments (Cost $1,372,210)		$ 1,570,987	100.66%

	Liabilities in Excess of Other Assets	(10,279)	(0.66)%
	Net Assets	$ 1,560,708	100.00%

* Non-Income Producing Securities during the period.

** Variable rate security; the coupon rate shown represents the rate at June 30, 2006.

   The accompanying notes are an integral part of these financial statements.

BOYLE MARATHON FUND

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2006

Assets:
Investment Securities at Market Value	$ 1,570,987
(Identified Cost - $1,372,210)
Receivables:
Dividends and Interest	1,157
Total Assets	1,572,144
Liabilities
Payables:
Shareholder Redemptions	1,950
Management Fees	1,899
Administration Fees	1,266
Trustee Expense	162
Audit Expense	6,159
Total Liabilities	11,436
Net Assets	$ 1,560,708
Net Assets Consist of:
Capital Paid In	$ 3,746,578
Accumulated Realized Loss on Investments - Net	(2,384,647)
Unrealized Appreciation in Value
of Investments Based on Identified Cost - Net	198,777
Net Assets, for 208,904 Shares Outstanding	$ 1,560,708
(Unlimited Number Authorized, No Par Value)
Net Asset Value, Offering Price and Redemption Price
Per Share ($1,560,708/208,904 shares)	$ 7.47

The accompanying notes are an integral part of these financial statements.

BOYLE MARATHON FUND

STATEMENT OF OPERATIONS

For the Year Ended June 30, 2006

Investment Income:
Dividends	$ 45,834
Interest	1,491
Total Investment Income	$ 47,325
Expenses
Management Fees (Note 3)	$ 26,262
Administration Fee (Note 3)	17,508
Audit Expense	8,748
Trustee Expense	109
Total Expenses	$ 52,627

Net Investment Loss	(5,302)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	145,339
Unrealized Loss on Investments	(150,855)
Net Realized and Unrealized Gain (Loss) on Investments	$ (5,516)

Net Decrease in Net Assets from Operations	$ (10,818)

The accompanying notes are an integral part of these financial statements.

BOYLE MARATHON FUND

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended June 30, 2006

	7/1/2005	7/1/2004
	to	to
	6/30/2006	6/30/2005
From Operations:
Net Investment Loss	$(5,302)	$(33,508)
Net Realized Gain on Investments	145,339	36,925
Net Unrealized Appreciation (Depreciation)	(150,855)	222,527
Increase (Decrease) in Net Assets from Operations	$(10,818)	$225,944
From Capital Share Transactions:
Proceeds From Sale of Shares	140,598	307,622
Net Asset Value of Shares Issued on Reinvestment of Dividends	0	0
Cost of Shares Redeemed	(383,269)	(267,565)
	$(242,671)	$ 40,057

Net Increase (Decrease) in Net Assets	(253,489)	266,001
Net Assets at Beginning of Period	1,814,197	1,548,196
Net Assets at End of Period (Including accumulated	$1,560,708	$1,814,197
undistributed investment income of $0 and $0, respectively)

Share Transactions:
Issued	17,939	42,764
Reinvested	0	0
Redeemed	(49,967)	(40,018)
Net Increase (Decrease) in Shares	(32,028)	2,746
Shares Outstanding Beginning of Period	240,932	238,186
Shares Outstanding End of Period	208,904	240,932

The accompanying notes are an integral part of these financial statements.

BOYLE MARATHON FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	For the Years Ended June 30,
	2006	2005	2004	2003	2002
Net Asset Value -
Beginning of Period	$7.53	$6.50	$6.18	$6.17	$9.31
Net Investment Income/(Loss) (a)	(0.02)	(0.15)	(0.14)	(0.13)	(0.17)
Net Gains or Losses on Securities
(realized and unrealized)	(0.04)	1.18	0.46	0.14	(2.97)
Total from Investment Operations	($0.06)	$1.03	$0.32	$0.01	($3.14)

Net Asset Value -
End of Period	$7.47	$7.53	$6.50	$6.18	$6.17

Total Return (b)	(0.80)%	15.85%	5.18%	0.16%	(33.73)%

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$1,561	$1,814	$1,548	$1,639	$1,678

Ratio of Expenses to Average Net Assets	3.00%	3.00%	2.97%	3.08%	2.99%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.30)%	(2.17)%	(2.14)%	(2.25)%	(2.29)%

Portfolio Turnover Rate	54.90%	32.19%	165.11%	92.92%	158.05%

(a) Per share amounts were calculated using the average shares method.

(b) Total return on the above account represents the rate that the investor would have earned or lost on an investment in the Fund assuming  reinvestment of dividends and distributions.

The accompanying notes are an integral part of these financial statements.

BOYLE MARATHON FUND

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2006

1.)

ORGANIZATION

The Boyle Marathon Fund (“Fund”) is an open-end management investment company, organized as a Trust under the laws of the State of Delaware by a Declaration of Trust in October 1997.  The Fund is non-diversified and has the primary investment objective of long-term capital appreciation.  Receipt of income is a secondary objective.  The Fund intends to invest primarily in securities of companies in the technology, financial services, pharmaceutical, and retail fields.  Significant accounting policies of the Fund are presented below:

2.)

SIGNIFICANT ACCOUNTING POLICIES

The Fund's investments are valued at market value or, if a market quotation is not readily available, at the fair value determined in good faith by the Adviser, subject to the review and oversight of the Fund's Board of Trustees. The Fund may use pricing services to determine market value.

FEDERAL INCOME TAXES:

The Fund’s policy is to continue to qualify each year as a “regulated investment company” under Sub Chapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

At June 30, 2006, the Fund had available for federal tax purposes an unused capital loss carryforward of $2,383,073, of which $1,075,612 expires in 2009, $782,105 expires in 2010, and $525,356 expires in 2011.  Capital loss carryforwards are available to offset future realized capital gains.  To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount which is offset, will not be distributed to shareholders.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  To the extent that book/tax differences are permanent, they are reclassed to capital paid in or net short term capital gains in the period in which the difference arises. Net investment loss of $5,302 was reclassified to capital paid in on June 30, 2006.  The reclassification had no affect on net assets.

USE OF ESTIMATES:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and

BOYLE MARATHON FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2006

liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

OTHER:

Security transactions are recorded on trade date.  Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis.  Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rates and rules.

3.)

INVESTMENT ADVISOR FEES & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into investment advisory and administration agreements with Boyle Management and Research, Inc. (“The Adviser”).  Under a contract between the Fund and the Adviser, the Adviser manages the Fund’s portfolio securities and investments and is responsible for the overall management and administration of the Fund, subject to the policies of the Fund’s Board of Trustees.  All orders for transactions in securities on behalf of the Fund are placed with brokers-dealers selected by the Adviser.  The Adviser is responsible for the expenses of printing and distributing the Fund’s prospectus and sales and advertising materials to prospective shareholders.  The Fund has entered into a separate contract with the Adviser wherein the Adviser is responsible for providing administrative work and supervisory services to the Fund. The Adviser oversees the maintenance of all books and records with respect to the Fund’s securities transactions and the Fund’s book of accounts in accordance with all applicable federal and state laws and regulations.  The Adviser is responsible for the equipment, staff, office space and facilities necessary to perform its obligations, including ordinary legal expenses. The Adviser is responsible for payment of all the fund’s operating expenses except: brokerage and commission expenses; expenses of the Trustees who are not officers of the Adviser, annual independent audit expenses, and any extraordinary expenses.

The Adviser receives from the Fund as compensation for its Adviser services an annual fee of 1.5% on the Fund's average daily net assets. The Adviser also receives from the Fund as compensation for its administrative services an annual fee of 1.0% of the Fund’s average daily net assets. From time to time, Boyle Management and Research, Inc. may waive some or all of the fees and may reimburse expenses of the Fund. For the year ended June 30, 2006, the Adviser earned management fees of $26,262 and administration fees of $17,508.  As of June 30, 2006 the Fund owed $3,165 to Boyle Management and Research, Inc. for advisory and administrative services.  Certain owners of Boyle Management and Research, Inc. are also owners and/or trustees of the Boyle Marathon Fund.  These individuals may receive benefits from any management and or administration fees paid to the Adviser.

4.)

CAPITAL STOCK

The Fund has authorized an indefinite number of shares of capital stock without par value. Capital paid in at June 30, 2006 was $3,746,578 representing 208,904 shares issued and outstanding.

5.)

INVESTMENT TRANSACTIONS

During the year ended June 30, 2006, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $939,243 and $1,128,371, respectively.  Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.  The cost of investments for U.S. federal income tax purposes at June 30, 2006 was $1,374,572.

At June 30, 2006, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$237,578	$(41,163)	$196,415

6.)

CONTROL OWNERSHIP

The beneficial ownership, either directly of indirectly, of more that 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of June 30, 2006, Michael & Joanne Boyle, officers of the Fund and of the Adviser, held 40.58% of the Fund.

7.) DISTRIBUTABLE EARNINGS

As of June 30, 2006, the components of distributable earnings/ (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income/ (accumulated losses)              $                        0

Undistributed long-term capital gain/ (accumulated losses)              (2,382,285)

Unrealized appreciation/ (depreciation)                                                   196,415

                                                                                                   $       (2,185,870)

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales.

BOYLE MARATHON FUND

AUDITORS OPINION

JUNE 30, 2006

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Shareholders and Board of Trustees

Boyle Marathon Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Boyle Marathon Fund (the “Fund”) as of June 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the three years in the period then ended.  These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.  The financial highlights for the periods indicated prior to the year ended June 30, 2004 were audited by other auditors, who expressed unqualified opinions on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of June 30, 2006 by correspondence with the Fund’s custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of June 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

(f.k.a. Cohen McCurdy, Ltd.)

Westlake, Ohio

August 14, 2006

BOYLE MARATHON FUND

EXPENSE ILLUSTRATION

JUNE 30, 2006 (UNAUDITED)

Expense Example

As a shareholder of the Boyle Marathon Fund, you incur the following costs: management fees, administrative fees, audit fees and other fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2006 through June 30, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

BOYLE MARATHON FUND

EXPENSE ILLUSTRATION (CONTINUED)

JUNE 30, 2006 (UNAUDITED)

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
			1/1/2006
	1/1/2006	6/30/2006	to 6/30/2006
Actual	$1,000.00	$967.62	$14.64
Hypothetical (5% Annual Return before expenses)	$1,000.00	$1,009.92	$14.95

* Expenses are equal to the Fund's annualized expense ratio of 3.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period).

BOYLE MARATHON FUND

ADDITIONAL INFORMATION

JUNE 30, 2006 (UNAUDITED)

Information about Trustees and Officers

   The business affairs of the Fund are managed under the direction of the Fund’s Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set forth below. The SAI includes additional information about the fund’s Trustees and officers and is available, without charge upon request, by calling toll-free 1-888-88-BOYLE.

Interested Trustees and Officers

Name, Address and Age	Position held with Trust	Term of Office and Length of Time Served.	Principal Occupation-(s) During last five years	Number of Portfoli-o’s overseen by Trustee.	Other Directo-rship held by Trustee or Officer
Michael J. Boyle * 1401 Woodsong Drive Hendersonville, NC 28791 Age: 58	Trustee and President; Chief Compliance Officer	Indefinite; Since 1998	Portfolio Manager for Boyle Fund.	1	0
Joanne E. Boyle** 1401 Woodsong Drive Hendersonville, NC 28791 Age: 58	Chief Financial Officer	Indefinite; Since 1998	Portfolio Manager for the Boyle Fund	1	0

* Trustees who are considered “interested persons” are defined in Section

   2(A)(19) of the Investment Company Act of 1940 by virtue of their affiliation with the Investment Adviser.

**Officers who are considered “interested persons” are defined in Section

     2(A)(19) of the Investment Company Act of 1940 by virtue of their affiliation with the Investment Adviser.

BOYLE MARATHON FUND

ADDITIONAL INFORMATION (CONTINUED)

JUNE 30, 2006 (UNAUDITED)

Non-Interested Trustees and Officers

Name, Address and Age	Position held with Trust	Term of Office and Length of Time Served.	Principal Occupati-on(s) During last five years	Number of Portfol-io’s oversee-n by Trustee.	Other Director-ships held by Trustee or Officer
James A. Hughes, Jr. 1111 Dorset Drive West Chester, PA 19382 Age:76	Trustee	Indefinite; Since 1998	Retired	1	0
Edward J. Loftus 1157 Audubon Drive Clarks Summit, PA 18411 Age:39	Trustee	Indefinite; Since 1998	Manager, Prudential	1	0

For the year ending June 30, 2006, the Trustees did not receive compensation for their services; independent Trustees were reimbursed for travel and related expenses incurred in attending Board meetings.

Information Regarding Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30, 2006, are available without charge upon request by (1) calling the Fund at (888) 882-6953 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Information Regarding Portfolio Holdings

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on September 30 and March 31. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on November 29, 2004. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-888-882-6953.

Approval of Investment Management Agreement

On May 13, 2006, the Fund’s Board of Trustees unanimously approved the extension of the investment management contract between the Fund and the investment adviser, Boyle Management & Research, Inc. The Board considered a variety of factors in connection with its review of the contract extension, including information provided by the Adviser throughout the year.

The Board considered the nature, quality, and extent of the services provided to the Fund by the Adviser. The services included management of the portfolio and all the activities related to the management of the portfolio. The Board also considered the background and experience of the Adviser’s key people involved in the management of the Fund. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Adviser.

The Board considered the Fund’s performance over the life of the Fund and the market conditions under which the performance occurred, including when markets were in a growth mode and when markets were receding. The Board concluded that the performance was satisfactory.

The Board considered the costs, profits, and economies of scale, as well as any other benefits, such as soft dollars, which the Fund does not use. The Board negotiated in the existing contract various breakpoints where fees would be lowered based on the amount of assets under management. Based on the current amount of assets under management and the existing breakpoints to cover growth in assets, the Board concluded that the advisory fee structure continued to provide a reasonable sharing of benefits with the Fund’s investors.

The Board reviewed the Fund’s operating expenses, total expense ratio, and the management fee rate. The Board took into consideration the schedule of fee reductions that would take place with the increase in assets under management. The Board recognized that the management team is entirely focused on the operation of the Fund; there are no other accounts to distract the management team. Based on the entirety of the information, the Board concluded that the fees paid by the Fund to the Adviser were reasonable.

Accordingly, the Board approved continuation of the existing contract as being in the best interests of the Fund.

Board of Trustees

Michael J. Boyle, Chairman

James A. Hughes, Jr.

Edward J. Loftus

Investment Adviser

Boyle Management and Research, Inc.

1401 Woodsong Drive

Hendersonville, North Carolina 28791

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio  44147

Custodian

U.S. Bank , NA

425 Walnut Street

P.O. Box 1118

Cincinnati, Ohio  45201

Independent Registered Public Accounting Firm

Cohen Fund Audit Services, Ltd.

(FKA Cohen McCurdy, Ltd.)

800 West Point Parkway, Suite 1100

Westlake, Ohio  44145

This report is provided for the general information of the shareholders of the Boyle Marathon Fund. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments: no amendments

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:

During the period covered by the report, the registrant has not granted any express or express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant does not have an audit committee financial expert. This is because the Board has determined that in view of the nature of the publicly traded stock and cash nature of the holdings and unitary fee approach to expenses taken by the Fund, the financial experience and expertise of the Board members is adequate.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2006

$ 9,800 (Est.)

FY 2005

$ 9,500

(b)

Audit-Related Fees

Registrant

Adviser

FY 2006

$ 1,355

$ 0

FY 2005

$ 0

$0

Nature of the fees:

Consent

(c)

Tax Fees

Registrant

Adviser

FY 2006

$ 0

$ 0

FY 2005

$ 0

$ 1,700

Nature of the fees:

Fund’s Federal and State tax returns

(d)

All Other Fees

Registrant

Adviser

FY 2006

$ 0

$ 0

FY 2005

$ 0

$ 0

Nature of the fees:

None

(e)

(1)

Audit Committee’s Pre-Approval Policies

Independent Board members pre-approve all work done by the outside auditors before the work is performed.  The independent Board members select the independent audit firm at the beginning of the fiscal year and shortly thereafter the proposed work for the fiscal year is presented in writing by the audit firm, approved by the Adviser, and approved by the independent Board members.

(2)

Percentages of Services Approved by the Audit Committee

Registrant

Adviser

Audit-Related Fees:

100%

N/A  %

Tax Fees:

N/A  %

100%

All Other Fees:

N/A  %

N/A  %

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

Adviser

FY 2005

$ 0

$ 1,700

FY 2006

$ 0

$ 0

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of June 30, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herewith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Boyle Fund

By /s/Michael J. Boyle

Michael J. Boyle

Chairman

Date September 8, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Michael J. Boyle

Michael J. Boyle

Chairman

Date September 8, 2006

By /s/Joanne E. Boyle

Joanne E. Boyle

Chief Financial Officer

Date September 8, 2006